Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other receivables
The carrying value of trade and other receivables also represents their fair value.

	2018 £’000	2017 £’000
Trade receivables - gross	£26,431	£30,401
Provision for impairment	(426)	(165)
Trade receivables - net	£26,005	£30,236

	2018 £’000	2017 £’000
Trade receivables	£26,005	£30,236
Prepayments	4,259	2,095
Accrued income	17,147	5,367
Research and development tax credit	2,088	2,933
Grant receivable	816	—
Other receivables	2,037	863
Total trade and other receivables	£52,352	£41,494